Dividends on Ordinary Shares	6 Months Ended
Jun. 30, 2021
Dividends On Ordinary Shares [Abstract]
Dividends on Ordinary Shares	7. DIVIDENDS ON ORDINARY SHARES No interim dividend was declared on the Company’s ordinary shares in issue (H120: £nil).